SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were available to be issued and has determined that there are no material subsequent events that require disclosure in these financial statements other than the following transaction.

As previously disclosed, on January 25, 2025, the Company acquired a 51% majority ownership in Renewable Energy Products Manufacturing Corp. (REPM), a leading provider of innovative commercial solar energy solutions. This strategic move is expected to integrate seamlessly into the TAG GRID and significantly enhance the Company's renewable energy capabilities, reinforcing the Company's commitment to sustainable energy development. Although this transaction was finalized it never really materialized from an operational perspective and in May of 2025 the parties decided to dissolve the agreement. No material funding was ever provided by TAG to REPM and no operating activities for REPM were ever consolidated in the operating results of TAG.

On April 22, 2025, TAG entered into a promissory note with a related party for $196,000. The note was used for general operating purposes and bears interest at 15% per annum, payable monthly at $2,450. The note is payable in full, including any unpaid interest, on July 22, 2025. The note is secured by the assets of TAG.

NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statement was available to be issued and has determined that there are no material subsequent events that require disclosure in these financial statements other than,